Sterling Capital Stratton Small Cap Value Fund | Class A and C Shares
Summary Sterling Capital Stratton Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 39 of the Fund’s prospectus and in “Sales Charges” on page 11 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Sterling Capital Stratton Small Cap Value Fund - Class A and C Shares	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sterling Capital Stratton Small Cap Value Fund - Class A and C Shares		Class A Shares	Class C Shares
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.24%	0.24%
Total Annual Fund Operating Expenses		1.34%	2.09%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Sterling Capital Stratton Small Cap Value Fund - Class A and C Shares - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	704	975	1,267	2,095
Class C Shares	212	655	1,124	2,421

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Sterling Capital Stratton Small Cap Value Fund - Class A and C Shares - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	704	975	1,267	2,095
Class C Shares	212	655	1,124	2,421

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.33% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies. Small cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. As of March 31, 2016, the market capitalization of the largest company in the Russell 2000® Index was $6.1 billion. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Class A Shares Annual Total Returns for years ended 12/31	[1]
[1]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, Stratton Small Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. The Predecessor Fund commenced operations on April 12, 1993.

Best quarter: 19.54% 09/30/09 Worst quarter: –21.73% 12/31/08
Average Annual Total Returns as of December 31, 2015	[1]
Average Annual Total Returns - Sterling Capital Stratton Small Cap Value Fund - Class A and C Shares		1 Year	5 Years	10 Years
Class A Shares | Return Before Taxes	[1]	(9.67%)	8.41%	6.01%
Class A Shares | Return After Taxes on Distributions	[1]	(9.99%)	7.86%	5.67%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(5.21%)	6.65%	4.85%
Class C Shares | Return Before Taxes	[1]	(4.24%)	9.68%	6.63%
Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)	[1]	(7.47%)	7.67%	5.57%
Russell 2000® Index (reflects no deductions for fees, expenses, or taxes)	[1]	(4.41%)	9.19%	6.80%
[1]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, Stratton Small Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. The Predecessor Fund commenced operations on April 12, 1993.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

The Russell 2000® Value Index is an unmanaged index measuring the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 8% of the Russell 3000® Index total market capitalization. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of March 27, 2016) of the investable U.S. equity market.

[1]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, Stratton Small Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. The Predecessor Fund commenced operations on April 12, 1993.